Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Consolidated Balance Sheets are Reconciled (Details) - Class A Common Stock [Member] - USD ($)
	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Consolidated Balance Sheets are Reconciled [Line Items]
Class A common stock subject to possible redemption at beginning	$ 4,285,713	$ 24,837,068	$ 258,996,758
Less:
Redemption of common stock subject to possible redemption	(3,921,295)	(21,677,622)	(239,604,919)
Plus:
Accretion of carrying value to redemption value		1,126,267	5,445,229
Class A common stock subject to possible redemption at ending	$ 354,580	$ 4,285,713	$ 24,837,068